Prepayments and other assets (Tables)	12 Months Ended
Mar. 31, 2022
Prepayments And Other Assets
Schedule of current and non-current prepayments and other assets

	March 31,
	2021	2022
Current
Advance to vendors (net of allowance)	439,986	451,217
Advance to joint venture (refer to note 42)	53,700	-
Balance with statutory authorities	50,931	39,906
Prepaid expenses	70,347	112,899
Due from employees	1,429	3,709
Total	616,393	607,731

Non-current
Prepaid expenses	4,080	922
Defined benefit plan asset (refer to Note 34)	126	-
	4,206	922

Schedule of changes in allowance for doubtful advances

The movement in the allowance for doubtful advances:

	March 31,
	2021	2022
Balance at the beginning of the year	24,534	19,941
Provisions accrued during the year	15,106	5,326
Amount written off during the year	(14,097)	(2,300)
Provision moved to provision on trade receivables (refer note 26)	(5,602)	-
Balance at the end of the year	19,941	22,967